Note Receivable - Stockholder	12 Months Ended
Dec. 31, 2011
Note Receivable - Stockholder

Note 6 – Note Receivable – Stockholder

The Company held a note receivable from a stockholder for $187,717 as of December 31, 2010, that earned interest at 3.25% per annum. During 2008, the stockholder exercised options to purchase shares of the Company’s common stock. Upon exercise of the options, the stockholder signed a note in favor of the Company for $187,717 to satisfy the exercise price obligation. The note was scheduled to mature on the earlier of December 2013 or upon the sale of the shares by the stockholder. As the loan was used to fund the purchase of Company equity, the related receivable has been classified as a reduction of equity. The interest income for the years ended December 31, 2011 and 2010 was negligible.

On July 29, 2011, the Company’s board of directors approved that, immediately prior to, and conditioned upon the effectiveness of the reverse merger, the note receivable of $187,717 from a stockholder of the Company was written-off after being forgiven by the Company and charged to general and administrative expenses in the consolidated statements of operations along with a special bonus of approximately $143,000 to cover taxes associated with income to the stockholder from the forgiveness of the note.